EARNINGS/(LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of basic and diluted net earnings loss per share

	Six months ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Profit/(loss):
Profit/(loss) attributable to ordinary equity holders of the Company	1,949	(10,742)	(1,481)

Weighted average number of ordinary shares in issue during the period	40,948,082	40,948,082	40,948,082

Weighted average number of ordinary shares for basic and diluted earnings/(loss) per share*	8,197,897	8,197,897	8,197,897

Earnings/(loss) per share:
Basic and diluted*	0.24	(1.31)	(0.18)

*	The basic and diluted earnings/(loss) per ordinary share has been adjusted retrospectively for the share combination which became effective on April 3, 2023.